Cover	Jan. 18, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity File Number	001-39959
Entity Registrant Name	GROWTH CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001498233
Entity Tax Identification Number	27-2447291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Park Avenue
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	895-3500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one Redeemable Warrant
Trading Symbol	GCACU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GCAC
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GCACW
Security Exchange Name	NASDAQ